Average Annual Total Returns - FidelityAdvisorHighIncomeAdvantageFund-AMCIZPRO - FidelityAdvisorHighIncomeAdvantageFund-AMCIZPRO - Fidelity Advisor High Income Advantage Fund	Dec. 30, 2024
Fidelity Advisor High Income Advantage Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	8.01%
Past 5 years	6.53%
Past 10 years	5.14%
Fidelity Advisor High Income Advantage Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	12.63%
Past 5 years	7.67%
Past 10 years	5.81%
Fidelity Advisor High Income Advantage Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	7.95%
Past 5 years	6.53%
Past 10 years	5.13%
Fidelity Advisor High Income Advantage Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	5.76%
Past 5 years	4.50%
Past 10 years	3.08%
Fidelity Advisor High Income Advantage Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	4.63%
Past 5 years	4.25%
Past 10 years	3.06%
Fidelity Advisor High Income Advantage Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	10.62%
Past 5 years	6.59%
Past 10 years	4.93%
Fidelity Advisor High Income Advantage Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	12.85%
Past 5 years	7.79%
Since Inception	5.60%	[1]
ML040
Average Annual Return:
Past 1 year	13.47%
Past 5 years	5.19%
Past 10 years	4.51%
LB091
Average Annual Return:
Past 1 year	6.17%
Past 5 years	1.44%
Past 10 years	2.08%

[1]	A From October 2, 2018 .